Other Real Estate and Repossessed Assets Acquired in Settlement of Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 3,129	$ 3,233	$ 3,255
Provision for other real estate owned	284	213	17
Charge-offs	(192)	(317)	(39)
Balance, end of year	$ 3,221	$ 3,129	$ 3,233